Financial and Non-Financial Assets and Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 1,341,295	kr 959,422
Financial Liabilities, Carrying Amount	1,128,598	401,841
Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	713,030	189,164
Non-current lease liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	15,792
Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	75,880	54,399
Contingent consideration	75,880	54,399
Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	976,717	315,946
Financial Liabilities Measured at Amortized Cost | Non-current interesting-bearing liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	713,030	189,164
Financial Liabilities Measured at Amortized Cost | Non-current lease liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	15,792
Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	76,002	31,496
Contingent Consideration
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value		54,399
Financial Liabilities, Carrying Amount	75,880	54,399
Contingent Consideration | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	75,880
Other non-current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	4,350	24,052
Other non-current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	1,363	24,052
Other non-current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	2,987
Accounts payable
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	160,404	67,971
Accounts payable | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	160,404	67,971
Other current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	22,697	12,702
Other current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	10,374	9,591
Other current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	12,323	3,111
Accrued expenses and deferred revenue
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	136,446	53,553
Accrued expenses and deferred revenue | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	75,754	25,168
Accrued expenses and deferred revenue | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	60,692	28,385
Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	1,341,295	959,422
Non-current financial assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	11,210	3,915
Non-current financial assets | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	11,210	3,915
Account receivables
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	78,703
Account receivables | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	78,703
Prepaid expenses and accrued income
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	2,287
Prepaid expenses and accrued income | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	2,287
Cash
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	1,249,094	955,507
Cash | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 1,249,094	kr 955,507